AMERICAN INDEPENDENCE FUNDS TRUST

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

(212) 488-1331

April 1, 2016	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

On behalf of the American Independence Funds Trust (the “Trust”), we are filing a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. Shareholders of the Rx Dynamic Stock Fund, a series of the Trust, (the “Fund”) are being asked to approve the following proposals:

1.      To approve a new Investment Sub-Advisory Agreement between RiskX Investments, LLC (“RiskX Investments”) and Navellier & Associates, Inc. (“Navellier”) on behalf of the Fund; and

2.      To approve a change in the Fund’s diversification status from diversified to non-diversified.

Proposal 1 relates to RiskX Investments, the Fund’s adviser, hiring Navellier to serve as the Fund’s investment sub-adviser. Proposal 2 would change the Fund’s diversification status from diversified to non-diversified, thus allowing Navellier greater flexibility when managing its investment strategy.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We understand that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Trust may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me at 646-747-3490 should you have any questions pertaining to this filing.

                                                                                                Very truly yours,

                                                                                                /s/ John J. Pileggi

                                                                                                John J. Pileggi

                                                                                                President

American Independence Funds Trust

enclosure